Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash and cash equivalents	$ 7,841,306	$ 7,548,694
Short-term investments	5,242,441	5,897,809
Accounts receivable	4,682,320	2,552,738
Inventories	586,221	592,382
Prepayments	81,247	1,386,307
Loans receivable		281,694
Other current assets	273,682	451,422
Total Current Assets	18,707,217	18,711,046
Investment in equity method investees	1,089,960	1,145,404
Investment in an equity security		165,871
Property and equipment, net	5,867,154	3,222,252
Intangible assets, net	12,177	17,539
Right-of-use assets	89,020	796,653
Deferred tax assets	119,425	357,878
Total Assets	25,884,953	24,416,643
Current Liabilities
Accounts payable	535,073	683,937
Advances from customers	203,787	838,838
Income tax payable		6,734
Operating lease liabilities, current portion	33,685	236,294
Accrued expenses and other liabilities	757,885	912,558
Total Current Liabilities	1,530,430	2,678,361
Operating lease liabilities, noncurrent portion	23,832	571,862
Deferred tax liabilities	179,638	128,250
Total Liabilities	1,733,900	3,378,473
Commitments and Contingencies
Equity
Additional paid-in capital	29,059,063	25,133,933
Statutory reserve	1,419,190	1,371,168
Accumulated deficits	(7,959,276)	(7,268,025)
Accumulated other comprehensive loss	(1,706,460)	(1,232,901)
Total Zhongchao Inc. Shareholders’ Equity	20,837,907	18,006,781
Non-controlling interests	3,313,146	3,031,389
Total Equity	24,151,053	21,038,170
Total Liabilities and Equity	25,884,953	24,416,643
Class A Ordinary Share
Equity
Ordinary Share value	24,840	2,056
Class B Ordinary Share
Equity
Ordinary Share value	$ 550	$ 550